Subsequent Events (Details Narrative) - USD ($)	Mar. 12, 2019	Feb. 07, 2019	Jan. 18, 2019	Jan. 07, 2019	Jan. 02, 2019	Dec. 02, 2018	Nov. 27, 2018	Jun. 04, 2018	Jan. 03, 2019	Dec. 31, 2018	May 30, 2018	Dec. 31, 2017
Warrant strike price											$ 6.00
Number of common stock shares issued						2,005	3,334	1,500,000
Estimated offering fees and expenses												$ 880,679
Subsequent Event [Member]
Payment on legal cost			$ 810,055
Product liability contingency unasserted claims			500,000
Subsequent Event [Member] | Private Placement [Member]
Warrant strike price	$ 1.50
Gross proceeds of private placement offerings	$ 2,714,000
Number of common stock shares issued	2,360,051
Offering price per share	$ 1.15
Number of shares called by warrant entitled to Placement Agent	188,804
Warrant exercise term	5 years
Net proceeds of private placement offerings	$ 2,326,176
Estimated offering fees and expenses	$ 387,824
Subsequent Event [Member] | Cross-Complaint
Product liability contingency unasserted claims			$ 173,400
Subsequent Event [Member] | Dr. Peter Pappas [Member]
Number of stock shares granted				20,000
Stock options vesting description				The options will vest monthly in twenty-four (24) equal installments for each month that he remains a member of the Company's Medical Advisory Board.
Agreement term				2 years
Subsequent Event [Member] | H. Jorge UlloaMember
Stock option vested		1 year
Issuance of common stock for services		30,000
Stock option granted at exercise price		$ 1.59
Subsequent Event [Member] | Employment Agreement [Member]
Annual base salary					$ 225,000
Stock option vested					3 years
Stock options vesting description					The options vest quarterly, over a 3 year period, with a 1 year cliff.
Subsequent Event [Member] | Employment Agreement [Member] | Ms. Sarner [Member]
Number of stock shares granted		150,000
Stock option exercisable per share		$ 1.59
Subsequent Event [Member] | Alere Agreement [Member]
Monthly fee									$ 7,500
Issuance of warrants									35,000
Warrant strike price									$ 1.59
Subsequent Event [Member] | MZ Agreement [Member]
Agreement term description		The MZ Agreement is for a term of twelve (12) months, that can be cancelled by either party at the end of six (6) months with thirty (30) day notice. After the full twelve (12) month term, the MZ Agreement will automatically renew every (6) months thereafter unless either party to the other delivers written notice of termination at least thirty (30) days notice prior to the end of the then current MZ Agreement.
Received compensation		$ 8,000
Subsequent Event [Member] | MZ Agreement [Member] | Restricted Stock [Member]
Restricted shares that vested		85,000